SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Sep. 30, 2018
Buildings
Property, Plant and Equipment, Useful Life	40 years
Machinery
Property, Plant and Equipment, Useful Life	10 years
Furniture, fixtures, and equipment
Property, Plant and Equipment, Useful Life	10 years
Motor vehicles
Property, Plant and Equipment, Useful Life	10 years